Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets - Parent Company Only - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Parent Company Only Financial Information [Line Items]
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,652,144	7,571,968
Common stock, shares outstanding	7,652,144	7,571,968
Wilson Bank Holding Company [Member]
Parent Company Only Financial Information [Line Items]
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,652,144	7,571,968
Common stock, shares outstanding	7,652,144	7,571,968
Net unrealized losses on available-for-sale securities, income taxes	$ 527	$ 421